Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Unearned revenue, current portion	$ 175,300		$ 175,300		$ 157,700
Revenue recognized	26,000	$ 7,200	142,800	$ 46,600
Contract assets recorded within Prepaid expenses and other current assets	2,100		2,100		100
Unearned revenue	$ 176,000		$ 176,000		159,100
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Unearned revenue, current portion					157,700	$ 52,200	$ 37,100
Contract assets recorded within Prepaid expenses and other current assets					100	1,100
Unearned revenue					$ 159,100	$ 52,500
Outside the United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	9.00%	9.00%	9.00%	8.00%
Outside the United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)					11.00%